Consolidated Statements Of Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Convertible Preferred Stock [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Common Stock [Member] Convertible Preferred Stock [Member] CNY (¥)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Convertible Preferred Stock [Member] CNY (¥)	Accumulated deficits [Member] CNY (¥)	Accumulated deficits [Member] USD ($)	Accumulated deficits [Member] Convertible Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] USD ($)	Accumulated other comprehensive (loss) income [Member] Convertible Preferred Stock [Member] CNY (¥)	Treasury stock [Member] CNY (¥)
Beginning balance at Dec. 31, 2018	¥ (603,462)			¥ 29			¥ 23,311			¥ (611,997)			¥ (14,805)
Beginning balance, (in shares) at Dec. 31, 2018 | shares				23,167,232	23,167,232
Net loss	(169,156)			¥ (169,156)						(169,156)
Other comprehensive income (loss)	24,104												24,104
Repurchase of convertible preferred shares			¥ (300)									¥ (300)
Accretion of convertible preferred shares	165,011		(165,011)	(165,011)								(165,011)
Exercise of options (note 14)	¥ 2			¥ 2
Exercise of options (note 14) (in shares) | shares	1,864,343	1,864,343		1,864,343	1,864,343
Share-based compensation	¥ 22,329						22,329
Ending balance, (in shares) at Dec. 31, 2019 | shares				25,031,575	25,031,575
Ending balance at Dec. 31, 2019	(891,494)			¥ 31			45,640			(946,464)			9,299
Net loss	(407,235)			0			0			(407,235)			0
Other comprehensive income (loss)	(176,888)			0			0			0			(176,888)
Issuance of Class A ordinary shares	1,842,193			¥ 24			1,842,169
Issuance of Class A ordinary shares,(in shares) | shares				17,040,151	17,040,151
Repurchase of convertible preferred shares			227			¥ 0			¥ 0			227			¥ 0
Repurchase of convertible preferred shares, (in shares) | shares				0	0
Accretion of convertible preferred shares	64,688		¥ (64,688)			¥ 0			¥ 0			¥ (64,688)			¥ 0
Receipt of consideration for issued ordinary shares	701						701
Exercise of options (note 14)	¥ 1			¥ 1			0			0			0
Exercise of options (note 14) (in shares) | shares	233,440	233,440		233,440	233,440
Share-based compensation	¥ 173,220			¥ 0			173,220			0			0
Conversion of all outstanding convertible preferred shares to Class A and Class B ordinary shares	1,877,705			¥ 80			1,877,625
Conversion of all outstanding convertible preferred shares to Class A and Class B ordinary shares, (in shares) | shares				61,732,808	61,732,808
Issuance of Class A ordinary shares in connection with Employee Share Incentive Program	67,262			¥ 1			67,261
Issuance of Class A ordinary shares in connection with Employee Share Incentive Program, (in shares) | shares				743,955	743,955
Ending balance, (in shares) at Dec. 31, 2020 | shares				104,781,929	104,781,929
Ending balance at Dec. 31, 2020	2,421,004			¥ 137			4,006,616			(1,418,160)			(167,589)
Net loss	(796,697)	$ (125,021)								(796,697)
Other comprehensive income (loss)	(39,480)												(39,480)
Accretion of convertible preferred shares	0	$ 0
Exercise of options (note 14)	¥ 0			¥ 0			(4,270)									¥ 4,270
Exercise of options (note 14) (in shares) | shares	425,407	425,407		425,407	425,407
Share-based compensation	¥ 282,433						282,433
Adoption of ASC 326	(13,856)									(13,856)
Purchase of treasury stock	(4,270)															¥ (4,270)
Purchase of treasury stock (in shares) | shares				(61,026)	(61,026)
Issuance of restricted shares (note 14) | shares				2,424	2,424
Refund for prepaid subscription for forfeited restricted shares Refund for prepaid subscription for forfeited restricted shares Refund for prepaid subscription for forfeited restricted shares	(3,823)						(3,823)
Refund for prepaid subscription for forfeited restricted shares (in shares) | shares				(39,885)	(39,885)
Ending balance, (in shares) at Dec. 31, 2021 | shares				105,108,849	105,108,849
Ending balance at Dec. 31, 2021	¥ 1,845,311	$ 289,569		¥ 137	$ 21		¥ 4,280,956	$ 671,775		¥ (2,228,713)	$ (349,733)		¥ (207,069)	$ (32,494)